Segments and Geographical Information - Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 5,647	$ 4,815	$ 4,358
Operating income (loss)	1,049	651	412
HPMS [Member]
Segment Reporting Information [Line Items]
Revenue	4,208	3,533	2,976
Operating income (loss)	983	712	479
SP [Member]
Segment Reporting Information [Line Items]
Revenue	1,275	1,145	1,168
Operating income (loss)	120	39	89
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue	164	137	214
Operating income (loss)	$ (54)	$ (100)	$ (156)